U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.  Name and address of issuer:
Allmerica Investment Trust
440 Lincoln Street
Worcester, MA  01653

2. Name of each series or class of funds for which this notice is filed:

Select International Equity Fund
Select Aggressive Growth Fund
Select Capital Appreciation Fund
Small Cap Value Fund
Growth Fund
Select Growth Fund
Select Growth and Income Fund
Equity Index Fund
Investment Grade Income Fund
Government Bond Fund
Money Market Fund
Select Income Fund


3.  Investment Company Act File Number:

811-4138

      Securities Act File Number:

2-94067

4.  Last day of fiscal year for which this notice is filed:

December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction A.6):

Not applicable
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

None

*9. Number and aggregate sale price of securities sold during the fiscal year:

35,101,717 shares
$58,153,442

**10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

602,315,615 shares
$814,255,549

***11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

2,079,187 shares
$3,852,319
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***12.  Calculation of registration fee:

( i)	Aggregate sale price of
securities sold during the
fiscal year in reliance on
rule 24f-2 (from Item 10):


$58,153,442


(ii)	Aggregate price of
shares issued in connection
with dividend reinvestment
plans (from Item 11, if
applicable):

+$3,852,319


(iii)	Aggregate price of
shares redeemed or repurchased
during the fiscal year (if
applicable):

-$4,373,931


(iv)	Aggregate price of
shares redeemed or repurchased
and previously applied as a
reduction to filing fees
pursuant to rule 24e-2 (if
applicable):


+$0


( v)	Net aggregate price of
securities sold and issued
during the fiscal year in
reliance on rule 24f-2 [line
(i), plus line (ii), less line
(iii), plus line (iv)] (if
applicable):



$57,631,831


(vi)	Multiplier prescribed by
Section 6(b) of the Securities
Act of 1933 or other
applicable law or regulation
(see Instruction C.6)



1/3300


(vii)	 Fee due [line (i) or
line (v) multiplied by line
(vi)]

$17,464.19



Instructions:  Issuer should complete lines (ii), (iii),
(iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
Instruction C.3.

*	Does not include 567,213,898 shares with an aggregate sales
price of $756,102,107 sold during the fiscal year to
unmanaged separate accounts whose interests are registered
under the Securities Act of 1933 and for which registration fees will be or have been paid by separate filing.
**	Includes all shares sold including those sold to
registered separate accounts, but not dividend reinvestment
shares.
***	Includes only shares issued to unregistered separate
accounts with respect to whose interests no registration fees have been or will be paid by separate filing.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).
[X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 27, 1997

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SIGNATURE
This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)+


________________________
Gail A. Hanson
Assistant Secretary

Date:  February 27, 1997

+Please print the name and title of the signing officer below the signature




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